Property, Plant and Equipment (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	$ 92,971	$ 94,502
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	89,755	91,232
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	33	33
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	2,492	2,533
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	$ 692	$ 703